Earnings per Share	12 Months Ended
Dec. 31, 2013
Earnings per Share
Earnings per Share

(14)              Earnings per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share gives effect to all dilutive potential common shares that were outstanding during the year. The calculations of basic and diluted earnings per share are as follows for the years indicated:

	2013	2012	2011
Basic earnings per common share:
Net income	$4,974	$2,822	$2,857
Less:
Preferred stock dividends	337	1,125	1,513
Accretion of discount on preferred stock	278	659	476
Net income available to common shareholders	$4,359	$1,038	$868
Basic earnings per share	$0.87	$0.21	$0.17

Diluted earnings per common share:
Net income	$4,974	$2,822	$2,857
Less:
Preferred stock dividends	337	1,125	1,513
Accretion of discount on preferred stock	278	659	476
Net income available to common shareholders	$4,359	$1,038	$868
Average shares outstanding	5,032,679	5,032,679	5,032,679
Effect of dilutive stock options	0	0	0
Average shares outstanding including dilutive stock options	5,032,679	5,032,679	5,032,679
Diluted earnings per share	$0.87	$0.21	$0.17

Under the treasury stock method, outstanding stock options are dilutive when the average market price of the Company’s common stock, when combined with the effect of any unamortized compensation expense, exceeds the option price during the period, except when the Company has a loss from continuing operations available to common shareholders. In addition, proceeds from the assumed exercise of dilutive options along with the related tax benefit are assumed to be used to repurchase common shares at the average market price of such stock during the period.

The following options to purchase shares during the years ended December 31, 2013, 2012 and 2011 were not included in the respective computations of diluted earnings per share because the exercise price of the option, when combined with the effect of the unamortized compensation expense, was greater than the average market price of the common shares and were considered anti-dilutive.

	2013	2012	2011
Anti-dilutive shares - option shares	121,405	223,951	286,977
Anti-dilutive shares - warrant shares	—	298,618	298,618
Total anti-dilutive shares	121,405	522,569	585,595